SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
12.	SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

	2018	2019
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan	25,090	21,118
Securitization debt	608	—
2020 Notes (Note 17)	—	4,873
2022 Notes (Note 17)	6,703	—
2025 Notes (Note 17)	—	2,785
2019 Booking Notes (Note 17)	3,438	—
2020 Booking Notes (Note 17)	—	1,740
2022 Booking Notes (Note 17)	172	—

Total	36,011	30,516

As of December 31, 2019, the Company obtained short-term bank borrowings of RMB21.1 billion (US$3.0 billion) in aggregate, of which RMB6.7 billion (US$1.0 billion) were collateralized by bank deposits of RMB2.7 billion (US$392 million) classified as restricted cash and/or short-term investment of RMB4.7 billion (US$678 million)
. The weighted average interest rate for the outstanding borrowings was approximately 3.79%.
The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. The Company is in compliance with all of the loan covenants as of December 31, 2018 and 2019.
As of December 31, 2019,

RMB
4.9
 billion of 2020 Notes and RMB
1.7
 billion of 2020 Booking Notes are classified as short-term debt to present that the Notes may be redeemed or mature within one year. As of December 31, 2019, RMB
2.8
 billion of 2025 Notes are reclassified as short-term debt because the 2025 Notes holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2025 Notes on July 1, 2020.